VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.12

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	159	0.00%	159
Purpose	0	159	0.00%	159
State	0	159	0.00%	159
Street	0	159	0.00%	159
Zip	0	159	0.00%	159
Total	0	795	0.00%	159